Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 28, 2012
Operating Leased Assets [Line Items]
2013	$ 1,005
2014	1,000
2015	744
2016	234
2017	20
After 2017	$ 0